Segmented Information - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Operating Revenues, net of Royalties	$ 58,336	$ 39,132
Non-Current Assets	70,001	72,602
Canada
Segmented Information
Operating Revenues, net of Royalties	49,169	32,286
Non-Current Assets	66,346	68,900
United States
Segmented Information
Operating Revenues, net of Royalties	7,544	5,818
Non-Current Assets	2,629	2,020
Other foreign
Segmented Information
Operating Revenues, net of Royalties	1,623	1,028
Non-Current Assets	$ 1,026	$ 1,682